Income Taxes (Details) - Israeli [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Tax rate relevant	23.00%	23.00%	23.00%
Net operating losses carryforward (in Dollars)	$ 14,412